Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Jun. 24, 2012 Personnel related costs [Member]	Dec. 25, 2011 Personnel related costs [Member]	Dec. 26, 2010 Personnel related costs [Member]	Jun. 24, 2012 Discontinued Operation [Member]	Dec. 25, 2011 Discontinued Operation [Member]	Jun. 24, 2012 Discontinued Operation [Member] Vessel leases, net of estimated sublease [Member]	Dec. 25, 2011 Discontinued Operation [Member] Vessel leases, net of estimated sublease [Member]	Jun. 24, 2012 Discontinued Operation [Member] Rolling stock per-diem and lease termination costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Rolling stock per-diem and lease termination costs [Member]	Jun. 24, 2012 Discontinued Operation [Member] Personnel related costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Personnel related costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Non-cash write-off of FSX related assets [Member]	Jun. 24, 2012 Discontinued Operation [Member] Facility leases [Member]	Dec. 25, 2011 Discontinued Operation [Member] Facility leases [Member]
Summary of restructuring reserve activity
Beginning Balance			$ 2,042				$ 2,032
Payments			(1,809)			(209)	(1,799)		(18,298)	(6,768)	(8,159)	(4,805)	(8,897)	(1,745)	(1,085)	(166)		(157)	(52)
Provision									4,614	99,214	4,150	81,865		11,666	442	5,496		22	187
Adjustment									(72,300)		(72,300)
Restructuring charge	14,100	119,300	119,300	1,843	747			2,100		119,314		81,865		11,666		5,496	20,100		187
Ending Balance		$ 233	$ 233	$ 2,042		$ 24	$ 233	$ 2,032	$ 6,462	$ 92,446	$ 751	$ 77,060	$ 1,024	$ 9,921	$ 4,687	$ 5,330			$ 135